SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance expenses:
Interest in respect of credit cards and bank fees	$ 2,574	$ 3,846	$ 4,957
Interest in respect of loans	69	300	377
Realized gain/loss from marketable securities, net	0	0	63
Changes in derivatives fair value	110	430	0
Foreign exchange transactions losses	8,649	1,781	154
Finance expenses	11,402	6,357	5,551
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	3,150	4,799	1,473
Changes in derivatives fair value	0	0	680
Interest income from marketable securities	0	0	107
Foreign exchange transactions gains	486	1,549	4,360
Finance income	$ 3,636	$ 6,348	$ 6,620
Derivative Gain Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	false	false	false
Finance expenses (income), net	$ 7,766	$ 9	$ (1,069)
Numerator:
Net loss attributable to controlling interest, as reported	(137,467)	(42,832)	(107,656)
Adjustment to redemption value of non-controlling interest	(101)	3,782	(532)
Numerator for basic net loss per share	(137,568)	(39,050)	(108,188)
Numerator for diluted net loss per share	$ (137,568)	$ (39,050)	$ (108,188)
Denominator:
Denominator for basic loss per share	34,569	34,539	34,519
Denominator for diluted loss per share	34,569	34,539	34,519
Earnings per share:
Basic loss per share	$ (3.98)	$ (1.13)	$ (3.13)
Diluted loss per share	$ (3.98)	$ (1.13)	$ (3.13)